Note Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
NOTE PAYABLE

NOTE 6 - NOTE PAYABLE

Paycheck Protection Program Funding

On April 30, 2020, the Company received federal funding in the amount of $18,900 through the Paycheck Protection Program (the “PPP”). PPP funds had certain restrictions on use of the funding proceeds, and generally must be repaid within two years and accrued interest at a rate of 1% per annum. The PPP loan may, under circumstances, be forgiven. No payment was due by the Company during the nine months period beginning on the date of this note (“Deferral Period”). Commencing one month after the expiration of the Deferral Period, the Company was to pay the lender monthly payments of principal and interest, each in equal amount required to fully amortize by the maturity date. If a payment on this note was more than ten days late, the lender would charge a late fee of up to 5% of the unpaid portion of the regularly scheduled payment. As of December 31, 2020, the principal balance of this note amounted to $18,900 and accrued interest of $174.

During the nine months ended September 30, 2021, the Company recognized $54 of interest expense. In April 2021, the Company was notified by the Small Business Administration that the principal and accrued interest under the PPP loan has been forgiven in full. Accordingly, the Company recorded the principal balance of $18,900 and accrued interest of $182 to gain on forgiveness of PPP note payable during the nine months ended September 30, 2021.

	As of September 30, 2021	As of December 31, 2020

Principal amount	$-	$18,900
Less: current portion	-	(14,654)
Note payable - long term portion	$-	$4,246

NOTE 7 - NOTE PAYABLE

Note payable- related party

On September 16, 2019, the Company entered into a promissory note agreement with the Company’s Chief Executive Officer in the amount of $25,000. The note accrued interest at a rate of 6% per annum, was unsecured, and all principal and interest amounts outstanding was repaid in November 2019. For the years ended December 31, 2020 and 2019, interest expense related to this note amounted to $0 and $189, respectively.

On March 11, 2020, the Company entered into a promissory note agreement with the Company’s Chief Executive Officer in the amount of $15,000. The Note accrued interest at a rate of 6% per annum, was unsecured, and all principal and interest amounts outstanding was due on April 10, 2020. In April 2020, this note and related accrued interest of $126 was repaid. At December 31, 2020, notes payable – related party amounted to $0. For the years ended December 31, 2020 and 2019, interest expense related to this note amounted to $126 and $0, respectively.

On April 1, 2020, the Company entered into a promissory note agreement with a company owned by the Company’s Chief Executive Officer in the amount of $20,000. The note accrued interest at a rate of 6% per annum, was unsecured, and all principal and interest amounts outstanding was due on September 30, 2020. On April 30, 2020, the Company repaid this note payable – related party and all interest due thereon. For the years ended December 31, 2020 and 2019, interest expense related to this note amounted to $99 and $0, respectively.

Note payable- unrelated party

Paycheck Protection Program Funding

On April 30, 2020, the Company received federal funding in the amount of $18,900 through the Paycheck Protection Program (the “PPP”). PPP funds have certain restrictions on use of the funding proceeds, and generally must be repaid within two years at 1% interest. The PPP loan may, under certain circumstances, be forgiven. There shall be no payment due by the Company during the nine months period beginning on the date of this note (“Deferral Period”). Commencing one month after the expiration of the Deferral Period, the Company shall pay the lender monthly payments of principal and interest, each in equal amount required to fully amortize by the maturity date. If a payment on this note is more than ten days late, the lender shall charge a late fee of up to 5% of the unpaid portion of the regularly scheduled payment. As of December 31, 2020, the principal balance of this note amounted to $18,900 and accrued interest of $80. During the year ended December 31, 2020 and 2019, the Company recognized $80 and $0 of interest expense, respectively.

	As of December 31, 2020	As of December 31, 2019

Principal amount	$18,900	$-
Less: current portion	(14,654)	-
Note payable - long term portion	$4,246	$-

Minimum principal payments under note payable to unrelated parties at December 31, 2020 are as follows:

Year ended December 31, 2021	$14,654
Year ended December 31, 2022	4,246
Total principal payments	$18,900